Reconciliation of the differences between basic and diluted EPS	12 Months Ended
Mar. 31, 2015
Earnings Per Share [Abstract]
Reconciliation of the differences between basic and diluted EPS
22.	Reconciliation of the differences between basic and diluted EPS

Reconciliation of the differences between basic and diluted EPS for the fiscal years ended March 31, 2013, 2014 and 2015 is as follows:

	Yen in millions
	Fiscal year ended March 31
	2013	2014	2015
Net income (loss) attributable to Sony Corporation’s stockholders for basic and diluted EPS computation	41,540	(128,369)	(125,980)

	Thousands of shares
Weighted-average shares outstanding	1,005,417	1,027,024	1,114,424
Effect of dilutive securities:
Stock acquisition rights	67	—	—
Zero coupon convertible bonds	65,308	—	—

Weighted-average shares for diluted EPS computation	1,070,792	1,027,024	1,114,424

	Yen
Basic EPS	41.32	(124.99)	(113.04)

Diluted EPS	38.79	(124.99)	(113.04)

Potential shares of common stock which were excluded from the computation of diluted EPS for the fiscal years ended March 31, 2013, 2014 and 2015 were 17,272 thousand shares, 142,866 thousand shares and 17,019 thousand shares, respectively. The potential shares related to stock acquisition rights were excluded as anti-dilutive for the fiscal year ended March 31, 2013 as the exercise price for those shares was in excess of the average market value of Sony’s common stock for the fiscal year. The zero coupon convertible bonds issued in November 2012 were included in the diluted EPS calculation for the fiscal year ended March 31, 2013 under the if-converted method beginning upon issuance. All potential shares were excluded as anti-dilutive for the fiscal years ended March 31, 2014 and 2015 due to Sony incurring a net loss attributable to Sony Corporation’s stockholders for these fiscal years.